Subsequent Events (Details) - Pegasus Digital Mobility Acquisition Corp - USD ($)	Mar. 01, 2024	Feb. 27, 2024	Feb. 01, 2024	Jan. 02, 2024	Dec. 31, 2023	Jan. 23, 2023	Dec. 31, 2022
Subsequent Events
Cash held in Trust Account					$ 50,081,776		$ 230,595,291
Non-convertible unsecured promissory note
Subsequent Events
Principal amount						$ 2,250,000
Subsequent events | Sponsor
Subsequent Events
Cash held in Trust Account	$ 135,000		$ 135,000	$ 135,000
Subsequent events | Non-convertible unsecured promissory note
Subsequent Events
Principal amount		$ 1,000,000